ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 6,550	$ 5,178
Non-current, net
Accounts receivable	397	449
Retainer on customer contract	58	55
Billing rights	720	597
Total non-current, net	1,175	1,101
Total	7,725	6,279
Tax benefit for partnership energy storage operations	$ 2,412	$ 1,341